Debt Obligations - Deerfield Facility Agreement - Additional Information (Detail) - USD ($)		9 Months Ended	12 Months Ended
	Jun. 02, 2014	Sep. 30, 2015	Dec. 31, 2014	Apr. 30, 2015	Dec. 31, 2013
IPO
Debt Instrument [Line Items]
Reclassification of common stock shares	256,410
Third Tranche
Debt Instrument [Line Items]
Weighted average sales price		115.00%	115.00%
Fourth Tranche
Debt Instrument [Line Items]
Weighted average sales price		115.00%	115.00%
Deerfield Warrant
Debt Instrument [Line Items]
Warrants expiration date	Jun. 02, 2024
Deerfield Warrant | IPO
Debt Instrument [Line Items]
Preferred stock called by warrants	1,923,077
Warrant, exercise price	$ 5.85
Series D Redeemable Convertible Preferred Stock
Debt Instrument [Line Items]
Preferred stock called by warrants		1,079,453	15,502,529	15,499,324	1,079,453
Warrant, exercise price			$ 0.78
Deerfield Convertible Notes
Debt Instrument [Line Items]
Terms of Conversion Feature			Deerfield may convert all or any portion of the outstanding principal and any accrued but unpaid interest on the Deerfield Convertible Notes into shares of Series D Preferred at an initial conversion price of $0.78 per share. At its option, the Company may convert the outstanding principal and accrued interest under the Deerfield Convertible Notes into shares of Series D Preferred at an initial conversion price of $0.78 per share if either of the following occurs prior to June 30, 2016: (i) the FDA has approved, without requiring the performance of an efficacy study, the NDA for KP201/APAP for the treatment of acute pain; or (ii) the FDA has accepted the NDA for KP201/APAP for review and a qualified IPO, as defined in the Deerfield Facility Agreement, has occurred
Conversion price	$ 5.85
Deerfield Convertible Notes | Series D Redeemable Convertible Preferred Stock
Debt Instrument [Line Items]
Conversion price			$ 0.78
Deerfield Facility Agreement
Debt Instrument [Line Items]
Line of credit agreement, maximum borrowing capacity	$ 60,000,000
Facility agreement, interest rate	9.75%
Facility agreement, repayment description		The Company must repay one-third of the outstanding principal amount of all debt issued under the Deerfield Facility Agreement on the fourth and fifth anniversaries of the Deerfield Facility Agreement. The Company is then obligated to repay the balance of the outstanding principal amount on February 14, 2020.	The Company must repay one-third of the outstanding principal amount of all debt issued under the Deerfield Facility Agreement on the fourth and fifth anniversaries of the Deerfield Facility Agreement. The Company is then obligated to repay the balance of the outstanding principal amount on February 14, 2020.
Facility agreement, repayment period		Feb. 14, 2020	Feb. 14, 2020
Line of Credit Interest Payment, Due Date		Jul. 01, 2016	Jul. 01, 2016
Line of credit agreement, available borrowing capacity		$ 35,000,000	$ 35,000,000
Deerfield Facility Agreement | Second Tranche
Debt Instrument [Line Items]
Facility agreement, interest rate		9.75%	9.75%
Preferred stock called by warrants		1,282,052
Warrant, exercise price		$ 5.85
Line of credit agreement, available borrowing capacity		$ 10,000,000	$ 10,000,000
Deerfield Facility Agreement | Third Tranche
Debt Instrument [Line Items]
Facility agreement, interest rate		9.75%	9.75%
Line of credit agreement, available borrowing capacity		$ 12,500,000	$ 12,500,000
Warrants exercisable as percentage of principal amount of debt disbursed		60.00%	60.00%
Consecutive trading days, threshold for warrant exercise		20 days	20 days
Deerfield Facility Agreement | Fourth Tranche
Debt Instrument [Line Items]
Facility agreement, interest rate		9.75%	9.75%
Line of credit agreement, available borrowing capacity		$ 12,500,000	$ 12,500,000
Warrants exercisable as percentage of principal amount of debt disbursed		60.00%	60.00%
Consecutive trading days, threshold for warrant exercise		20 days	20 days
Deerfield Facility Agreement | Put Option
Debt Instrument [Line Items]
Fair value of embedded put option	$ 220,000
Deerfield Facility Agreement | Deerfield Warrant
Debt Instrument [Line Items]
Warrant, exercise price	$ 0.78
Warrants expiration date	Jun. 02, 2024
Fair value of warrants	$ 7,610,000
Deerfield Facility Agreement | Series D Redeemable Convertible Preferred Stock
Debt Instrument [Line Items]
Preferred stock called by warrants	14,423,076
Shares issued as consideration for loans provided	1,923,077
Fair value of preferred shares	$ 1,500,000
Deerfield Facility Agreement | Series D Redeemable Convertible Preferred Stock | Second Tranche
Debt Instrument [Line Items]
Preferred stock called by warrants			9,615,385
Warrant, exercise price			$ 0.78
Deerfield Facility Agreement | Term Notes
Debt Instrument [Line Items]
Facility agreement	15,000,000
Deerfield Facility Agreement | Deerfield Convertible Notes
Debt Instrument [Line Items]
Facility agreement	$ 10,000,000